Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
2024 GRANTS OF
PLAN-BASED
AWARDS
The following table provides information regarding plan-based awards granted to our named executive officers in 2024.

Name	Grant Date (1)	Approval Date (1)	Estimated Possible Payouts Under Non-Equity Incentive Plan Awards (3)			Estimated Possible Payouts Under Equity Incentive Plan Awards (4)			All Other Stock Awards: Number of Shares of Stock or Units (#) (5)	All Other Option Awards: Number of Securities Underlying Options (#) (6)	Exercise or Base Price of Option Awards ($ / Sh)	Grant Date Fair Value of Stock and Option Awards ($) (7)
			Threshold ($) (2)	Target (at 1.0 rating) ($)	Maximum ($)	Threshold (#) (2)	Target (#)	Maximum (#)

Matthew T. Farrell

Annual Incentive Plan			—	1,847,500	3,417,800

Stock Options	3/1/2024	1/31/2024								202,780	$100.28	6,045,000

Restricted Stock Units	3/1/2024	1/31/2024							8,040			806,000

Performance Stock Units	3/1/2024	1/31/2024				—	9,890	19,780				1,209,000

Richard A. Dierker

Annual Incentive Plan			—	685,900	1,268,800

Stock Options	3/1/2024	1/31/2024								58,500	$100.28	1,743,840

Restricted Stock Units	3/1/2024	1/31/2024							2,320			232,512

Performance Stock Units	3/1/2024	1/31/2024				—	2,850	5,700				348,768

Patrick D. de Maynadier

Annual Incentive Plan			—	316,500	585,500

Stock Options	3/1/2024	1/31/2024								22,710	$100.28	676,898

Restricted Stock Units	3/1/2024	1/31/2024							900			90,253

Performance Stock Units	3/1/2024	1/31/2024				—	1,110	2,220				135,380

Carlos Ruiz Rabago (8)

Annual Incentive Plan			—	—	—

Stock Options										—	—	—

Restricted Stock Units	12/9/2024	10/3/2024							12,750			1,350,000

Performance Stock Units						—	—	—

Michael G. Read (9)

Annual Incentive Plan			—	306,400	566,800

Stock Options	3/1/2024	1/31/2024								16,640	$100.28	496,179

Restricted Stock Units	3/1/2024	1/31/2024							660			66,157

Performance Stock Units	3/1/2024	1/31/2024				—	810	1,620				99,236

(1)	For information regarding the timing of Long-Term Incentive grants, see “Compensation Discussion and Analysis—Long-Term Incentive Grant Practices.”

(2)	There is no specified minimum award payout.

(3)
Constitutes target and maximum award opportunities for our named executives under our Annual Incentive Plan. See “Compensation Discussion and Analysis—2024 Compensation—Annual Incentive Plan” for information regarding the criteria applied in determining the amounts payable under the awards. The actual amounts paid with respect to these awards are included in the
“Non-Equity
Incentive Plan Compensation” column in the “2024 Summary Compensation Table”. Amounts are rounded to the nearest $100.

(4)	Constitutes the performance stock units target and maximum award opportunities for our named executive officers.

(5)
These amounts include awards of restricted stock units granted to our named executive officers on March 1, 2024 for Messrs. Farrell, Dierker, de Maynadier and Read, and on December 9, 2024 for Mr. Ruiz Rabago.

(6)
The amounts shown in this column represent the shares of our common stock underlying options granted under the Omnibus Equity Compensation Plan in 2024. All options were granted with an exercise price per share equal to the closing price per share as reported on the NYSE on the date of grant. The options vest as to all underlying shares on the third anniversary of the date of grant and terminate ten years from the date of grant, subject to earlier termination upon the occurrence of specified events. All stock options granted on or after July 20, 2019, require a “double trigger” before payment can be made or equity can vest (requiring a qualifying termination following a change in control).

(7)
The grant date fair value is computed in accordance with ASC Topic 718. The assumptions used in determining the amounts in this column are set forth in note 12 to our consolidated financial statements in our Annual Report Form
10-K
for the fiscal year ended December 31, 2024 filed with the SEC on February 13, 2025.

(8)
Carlos Ruiz Rabago did not receive any amounts under the Company’s Annual Incentive Plan for 2024 due to the timing of his employment start date in December 2024. As part of his offer, Mr. Ruiz Rabago received a grant of restricted stock units with a grant date fair value of $1,350,000.

(9)	The dollar figures have been converted to USD using the CAD Conversion Rate, as applicable.

Awards Close in Time to MNPI Disclosures, Table
The following table provides information regarding plan-based awards granted to our named executive officers in 2024.

Name	Grant Date (1)	Approval Date (1)	Estimated Possible Payouts Under Non-Equity Incentive Plan Awards (3)			Estimated Possible Payouts Under Equity Incentive Plan Awards (4)			All Other Stock Awards: Number of Shares of Stock or Units (#) (5)	All Other Option Awards: Number of Securities Underlying Options (#) (6)	Exercise or Base Price of Option Awards ($ / Sh)	Grant Date Fair Value of Stock and Option Awards ($) (7)
			Threshold ($) (2)	Target (at 1.0 rating) ($)	Maximum ($)	Threshold (#) (2)	Target (#)	Maximum (#)

Matthew T. Farrell

Annual Incentive Plan			—	1,847,500	3,417,800

Stock Options	3/1/2024	1/31/2024								202,780	$100.28	6,045,000

Restricted Stock Units	3/1/2024	1/31/2024							8,040			806,000

Performance Stock Units	3/1/2024	1/31/2024				—	9,890	19,780				1,209,000

Richard A. Dierker

Annual Incentive Plan			—	685,900	1,268,800

Stock Options	3/1/2024	1/31/2024								58,500	$100.28	1,743,840

Restricted Stock Units	3/1/2024	1/31/2024							2,320			232,512

Performance Stock Units	3/1/2024	1/31/2024				—	2,850	5,700				348,768

Patrick D. de Maynadier

Annual Incentive Plan			—	316,500	585,500

Stock Options	3/1/2024	1/31/2024								22,710	$100.28	676,898

Restricted Stock Units	3/1/2024	1/31/2024							900			90,253

Performance Stock Units	3/1/2024	1/31/2024				—	1,110	2,220				135,380

Carlos Ruiz Rabago (8)

Annual Incentive Plan			—	—	—

Stock Options										—	—	—

Restricted Stock Units	12/9/2024	10/3/2024							12,750			1,350,000

Performance Stock Units						—	—	—

Michael G. Read (9)

Annual Incentive Plan			—	306,400	566,800

Stock Options	3/1/2024	1/31/2024								16,640	$100.28	496,179

Restricted Stock Units	3/1/2024	1/31/2024							660			66,157

Performance Stock Units	3/1/2024	1/31/2024				—	810	1,620				99,236

(1)	For information regarding the timing of Long-Term Incentive grants, see “Compensation Discussion and Analysis—Long-Term Incentive Grant Practices.”

(2)	There is no specified minimum award payout.

(3)
Constitutes target and maximum award opportunities for our named executives under our Annual Incentive Plan. See “Compensation Discussion and Analysis—2024 Compensation—Annual Incentive Plan” for information regarding the criteria applied in determining the amounts payable under the awards. The actual amounts paid with respect to these awards are included in the
“Non-Equity
Incentive Plan Compensation” column in the “2024 Summary Compensation Table”. Amounts are rounded to the nearest $100.

(4)	Constitutes the performance stock units target and maximum award opportunities for our named executive officers.

(5)
These amounts include awards of restricted stock units granted to our named executive officers on March 1, 2024 for Messrs. Farrell, Dierker, de Maynadier and Read, and on December 9, 2024 for Mr. Ruiz Rabago.

(6)
The amounts shown in this column represent the shares of our common stock underlying options granted under the Omnibus Equity Compensation Plan in 2024. All options were granted with an exercise price per share equal to the closing price per share as reported on the NYSE on the date of grant. The options vest as to all underlying shares on the third anniversary of the date of grant and terminate ten years from the date of grant, subject to earlier termination upon the occurrence of specified events. All stock options granted on or after July 20, 2019, require a “double trigger” before payment can be made or equity can vest (requiring a qualifying termination following a change in control).

(7)
The grant date fair value is computed in accordance with ASC Topic 718. The assumptions used in determining the amounts in this column are set forth in note 12 to our consolidated financial statements in our Annual Report Form
10-K
for the fiscal year ended December 31, 2024 filed with the SEC on February 13, 2025.

(8)
Carlos Ruiz Rabago did not receive any amounts under the Company’s Annual Incentive Plan for 2024 due to the timing of his employment start date in December 2024. As part of his offer, Mr. Ruiz Rabago received a grant of restricted stock units with a grant date fair value of $1,350,000.

(9)	The dollar figures have been converted to USD using the CAD Conversion Rate, as applicable.

Matthew T. Farrell [Member]
Awards Close in Time to MNPI Disclosures
Name	Matthew T. Farrell
Matthew T. Farrell [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Underlying Securities	202,780
Exercise Price | $ / shares	$ 100.28
Fair Value as of Grant Date	$ 6,045,000
Matthew T. Farrell [Member] | Annual Incentive Plan [Member]
Awards Close in Time to MNPI Disclosures
Non Equity Incentive Plan Awards Threshold	0
Non Equity Incentive Plan Awards Target	1,847,500
Non Equity Incentive Plan Awards Maximum	3,417,800
Matthew T. Farrell [Member] | Restricted Stock Units [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 806,000
Stock Awards Number of Shares | shares	8,040
Matthew T. Farrell [Member] | Performance Stock Units [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 1,209,000
Equity Incentive Plan Awards Threshold	0
Equity Incentive Plan Awards Target	9,890
Equity Incentive Plan Awards Maximum	$ 19,780
Richard A. Dierker [Member]
Awards Close in Time to MNPI Disclosures
Name	Richard A. Dierker
Richard A. Dierker [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Underlying Securities	58,500
Exercise Price | $ / shares	$ 100.28
Fair Value as of Grant Date	$ 1,743,840
Richard A. Dierker [Member] | Annual Incentive Plan [Member]
Awards Close in Time to MNPI Disclosures
Non Equity Incentive Plan Awards Threshold	0
Non Equity Incentive Plan Awards Target	685,900
Non Equity Incentive Plan Awards Maximum	1,268,800
Richard A. Dierker [Member] | Restricted Stock Units [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 232,512
Stock Awards Number of Shares | shares	2,320
Richard A. Dierker [Member] | Performance Stock Units [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 348,768
Equity Incentive Plan Awards Threshold	0
Equity Incentive Plan Awards Target	2,850
Equity Incentive Plan Awards Maximum	$ 5,700
Patrick D. de Maynadier [Member]
Awards Close in Time to MNPI Disclosures
Name	Patrick D. de Maynadier
Patrick D. de Maynadier [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Underlying Securities	22,710
Exercise Price | $ / shares	$ 100.28
Fair Value as of Grant Date	$ 676,898
Patrick D. de Maynadier [Member] | Annual Incentive Plan [Member]
Awards Close in Time to MNPI Disclosures
Non Equity Incentive Plan Awards Threshold	0
Non Equity Incentive Plan Awards Target	316,500
Non Equity Incentive Plan Awards Maximum	585,500
Patrick D. de Maynadier [Member] | Restricted Stock Units [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 90,253
Stock Awards Number of Shares | shares	900
Patrick D. de Maynadier [Member] | Performance Stock Units [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 135,380
Equity Incentive Plan Awards Threshold	0
Equity Incentive Plan Awards Target	1,110
Equity Incentive Plan Awards Maximum	$ 2,220
Carlos Ruiz Rabago [Member]
Awards Close in Time to MNPI Disclosures
Name	Carlos Ruiz Rabago
Carlos Ruiz Rabago [Member] | Annual Incentive Plan [Member]
Awards Close in Time to MNPI Disclosures
Non Equity Incentive Plan Awards Threshold	$ 0
Carlos Ruiz Rabago [Member] | Restricted Stock Units [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 1,350,000
Stock Awards Number of Shares | shares	12,750
Michael G. Read [Member]
Awards Close in Time to MNPI Disclosures
Name	Michael G. Read
Michael G. Read [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Underlying Securities	16,640
Exercise Price | $ / shares	$ 100.28
Fair Value as of Grant Date	$ 496,179
Michael G. Read [Member] | Annual Incentive Plan [Member]
Awards Close in Time to MNPI Disclosures
Non Equity Incentive Plan Awards Threshold	0
Non Equity Incentive Plan Awards Target	306,400
Non Equity Incentive Plan Awards Maximum	566,800
Michael G. Read [Member] | Restricted Stock Units [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 66,157
Stock Awards Number of Shares | shares	660
Michael G. Read [Member] | Performance Stock Units [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 99,236
Equity Incentive Plan Awards Threshold	0
Equity Incentive Plan Awards Target	810
Equity Incentive Plan Awards Maximum	$ 1,620